Note 20 - Provisions	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of provisions [text block]
20.
         Provisions

	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Current provisions
Employee entitlements	1,561	1,510	1,459	1,474
Litigation	1,104	-	-	-
Warranty	232	-	-	-
Employee terminations	-	112	157	616
Onerous contracts	-	96	94	380
Total	2,897	1,718	1,710	2,470

Non-current provisions
Employee entitlements	169	148	227	288
Onerous contracts	-	1,952	1,995	-
Total	169	2,100	2,222	288

Total	3,066	3,818	3,932	2,758

Employee entitlements include long term leave and vacation provisions.

The employee terminations provision represents severance and contract termination costs associated with employees and contractors who departed the business as a result of the restructuring more fully disclosed in Note
7.

The onerous contracts provision recognized the forecast losses associated with contracts to purchase Solar Renewable Energy Certificates from the NC-
31
and NC-
47
projects until
2027.
The expected losses were discounted at the Company's borrowing rate on long-term debt of
8.5%.
The provision formed part of the disposed net assets of VivoRex LLC, sold on
July 02, 2019,
as more fully disclosed in Note
5.

On
February 26, 2018,
the Company's former Chief Executive Officer, Phillip Comberg, filed a legal claim alleging the Company committed a repudiatory breach of his service agreement in connection with the termination of his employment on
October 4, 2017.
Mr. Comberg is claiming damages of
£615,600
related to the notice period in his service agreement,
£540,000
related to shares in the Company he alleges were due to him, and other unquantified amounts related to bonuses and past services fees alleged to be due. On
April
9,2018,
the Company filed a defense and counterclaim, denying that a repudiatory breach was committed by the Company and denying the other claims asserted by Mr. Comberg, claiming that Mr. Comberg was terminated for cause.

On
November 26, 2018,
the Company agreed to a settlement of the counterclaims against Mr. Comberg for an undisclosed amount.
No
settlement has been reached with respect to Mr. Comberg's claim. The Company continues to strongly deny and defend the claim.

After aborted attempts at settlement, the matter was heard in the UK High Court in the first
two
weeks of
March 2020.
At the time of writing, the Company is still awaiting the verdict from the trial.

In the year ended
June 30, 2020,
the Company has incurred
$0.9
million of legal fees in relation to this matter, in addition to amounts incurred in prior periods. The Company has also made a provision at
June 30, 2020,
for the expected outcome of the trial, of
$1.1
million, including allocation of costs, based on legal counsel advice about the Company's chances of success for the different elements of the claims.

(US dollars in thousands)	Employee Entitlements	Employee Terminations	Onerous Contracts	Litigation	Warranty	Total
At March 31, 2018	1,762	616	380	-	-	2,758
Foreign exchange	(140)	-	-	-	-	(140)
Charged/(credited) to profit or loss:
Additional provisions	510	243	1,804	-	-	2,557
Reverse unused provisions	(26)	(87)	-	-	-	(113)
Provisions utilized	(420)	(614)	(96)	-	-	(1,130)
At March 31, 2019	1,686	158	2,088	-	-	3,932
Foreign exchange	(18)	-	-	-	-	(18)
Charged/(credited) to profit or loss:
Additional provisions	146	-	-	-	-	146
Reverse unused provisions	(41)	-	-	-	-	(41)
Unwinding of discount	-	-	42	-	-	42
Provisions utilized	(116)	(45)	(82)	-	-	(243)
At June 30, 2019	1,657	113	2,048	-	-	3,818
Foreign exchange	(41)	-	-	-	-	(41)
Charged/(credited) to profit or loss:
Additional provisions	1,659	176	-	1,104	232	3,171
Reverse unused provisions	(72)	(28)	-	-	-	(100)
Disposals	-	-	(2,048)	-	-	(2,048)
Provisions utilized	(1,473)	(261)	-	-	-	(1,734)
At June 30, 20 20	1,730	-	-	1,104	232	3,066